Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
ASSETS
Securities pledged	$ 12,058,522	$ 13,059,802
EQUITY
Common shares, par value (USD per share)	$ 1	$ 1
Common shares, authorized (in shares)	600,000,000	600,000,000
Common shares, issued and outstanding after deducting shares held in treasury (in shares)	291,644,153	307,515,472
Treasury stock, shares (in shares)	24,818,459	109,460,774
Assets	$ 49,460,234	$ 47,131,095
Liabilities	39,706,945	36,907,059
Variable Interest Entities
Assets	645,800	704,400
Liabilities	$ 3,071,100	$ 1,535,800